Revenues and other income - Other Income (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Total revenues and other income
Increase in other income			€ 6,100
Other income	€ 14,059	€ 8,852	€ 22,802	€ 16,724